Janus Henderson VIT Mid Cap Value Portfolio

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts		Value
Common Stocks– 97.0%
Aerospace & Defense – 3.1%
BWX Technologies Inc	55,881	$3,146,659
Auto Components – 1.0%
Aptiv PLC	10,355	949,346
Banks – 7.4%
Citizens Financial Group Inc	78,261	1,978,438
Fifth Third Bancorp	41,489	884,545
First Horizon National Corp	139,077	1,311,496
M&T Bank Corp	22,008	2,026,717
Regions Financial Corp	109,179	1,258,834
		7,460,030
Chemicals – 6.6%
Axalta Coating Systems Ltd*	57,462	1,273,933
Corteva Inc	31,583	909,906
NewMarket Corp	5,142	1,760,209
Nutrien Ltd	37,447	1,469,046
Westlake Chemical Corp	16,103	1,018,032
WR Grace & Co	5,760	232,070
		6,663,196
Commercial Services & Supplies – 2.5%
IAA Inc*	21,993	1,145,176
Waste Connections Inc	12,773	1,325,837
		2,471,013
Communications Equipment – 2.6%
F5 Networks Inc*	13,912	1,707,976
Motorola Solutions Inc	5,454	855,242
		2,563,218
Construction & Engineering – 1.1%
EMCOR Group Inc	16,448	1,113,694
Construction Materials – 1.3%
Martin Marietta Materials Inc	5,577	1,312,603
Consumer Finance – 1.4%
Discover Financial Services	23,794	1,374,817
Containers & Packaging – 1.8%
Graphic Packaging Holding Co	127,324	1,793,995
Electric Utilities – 7.3%
Alliant Energy Corp	51,808	2,675,883
Entergy Corp	23,780	2,343,043
Evergy Inc	46,202	2,347,986
		7,366,912
Electrical Equipment – 1.8%
AMETEK Inc	17,754	1,764,748
Electronic Equipment, Instruments & Components – 1.1%
Avnet Inc	44,257	1,143,601
Entertainment – 1.6%
Electronic Arts Inc*	12,443	1,622,692
Equity Real Estate Investment Trusts (REITs) – 12.8%
Americold Realty Trust	38,249	1,367,402
Camden Property Trust	22,670	2,017,177
Equity Commonwealth	68,265	1,817,897
Equity LifeStyle Properties Inc	49,648	3,043,422
Lamar Advertising Co	32,053	2,120,947
Public Storage	11,309	2,518,740
		12,885,585
Food & Staples Retailing – 1.7%
Casey's General Stores Inc	9,663	1,716,632
Food Products – 3.5%
Lamb Weston Holdings Inc	20,797	1,378,217
Sanderson Farms Inc	7,610	897,752
Tyson Foods Inc	21,277	1,265,556
		3,541,525
Gas Utilities – 1.4%
Southwest Gas Holdings Inc	21,715	1,370,216
Health Care Providers & Services – 3.0%
Laboratory Corp of America Holdings*	16,156	3,041,690
Health Care Technology – 1.3%
Cerner Corp	17,633	1,274,690
Industrial Conglomerates – 1.3%
Carlisle Cos Inc	10,464	1,280,480

Shares or Principal Amounts		Value
Common Stocks– (continued)
Information Technology Services – 1.0%
Global Payments Inc	5,507	$977,933
Insurance – 9.0%
Axis Capital Holdings Ltd	30,568	1,346,215
Globe Life Inc	36,558	2,920,984
Hartford Financial Services Group Inc	64,981	2,395,200
RenaissanceRe Holdings Ltd	13,734	2,331,209
		8,993,608
Internet & Direct Marketing Retail – 0.4%
Qurate Retail Inc	55,406	397,815
Life Sciences Tools & Services – 1.3%
Agilent Technologies Inc	12,895	1,301,621
Machinery – 1.9%
Lincoln Electric Holdings Inc	20,640	1,899,706
Media – 2.0%
Fox Corp - Class B	71,628	2,003,435
Oil, Gas & Consumable Fuels – 0.8%
Pioneer Natural Resources Co	9,262	796,439
Semiconductor & Semiconductor Equipment – 2.2%
Analog Devices Inc	4,306	502,682
Maxim Integrated Products Inc	24,841	1,679,500
		2,182,182
Software – 5.3%
CDK Global Inc	33,821	1,474,257
Check Point Software Technologies Ltd*	14,959	1,800,166
Citrix Systems Inc	8,298	1,142,718
Synopsys Inc*	4,353	931,455
		5,348,596
Specialty Retail – 1.6%
O'Reilly Automotive Inc*	1,482	683,321
Ross Stores Inc	10,280	959,330
		1,642,651
Textiles, Apparel & Luxury Goods – 2.2%
Columbia Sportswear Co	10,017	871,279
Levi Strauss & Co	102,293	1,370,726
		2,242,005
Thrifts & Mortgage Finance – 1.3%
Washington Federal Inc	60,742	1,267,078
Trading Companies & Distributors – 2.4%
GATX Corp	28,264	1,801,830
MSC Industrial Direct Co Inc	10,258	649,126
		2,450,956
Total Common Stocks (cost $87,986,685)		97,361,367
Repurchase Agreements– 3.2%
ING Financial Markets LLC, Joint repurchase agreement, 0.0400%, dated 9/30/20, maturing 10/1/20 to be repurchased at $3,200,004 collateralized by $3,003,542 in U.S. Treasuries 0% - 8.0000%, 10/15/20 - 11/15/43 with a value of $3,264,004((cost $3,200,000)	$3,200,000	3,200,000
Total Investments (total cost $91,186,685) – 100.2%		100,561,367
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(165,406)
Net Assets – 100%		$100,395,961

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$97,292,155	96.7%
Israel	1,800,166	1.8
Canada	1,469,046	1.5

Total	$100,561,367	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$97,361,367	$-	$-
Repurchase Agreements	-	3,200,000	-
Total Assets	$97,361,367	$3,200,000	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.